UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-07739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Auto Components	1.0%
Beverages	0.9
Capital Markets	1.0
Chemicals	6.4
Commercial Banks	12.4
Communications Equipment	1.5
Computers & Peripherals	4.7
Distributors	1.9
Diversified Financial Services	1.7
Electrical Equipment	2.2
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	2.7
Food Products	4.1
Health Care Equipment & Supplies	3.2
Health Care Technology	1.2
Hotels, Restaurants & Leisure	1.1
Household Products	6.1
Industrial Conglomerates	1.1
Internet & Catalog Retail	1.5
Internet Software & Services	5.2
IT Services	2.6
Life Sciences Tools & Services	1.9
Machinery	2.5
Marine	0.9
Media	1.2
Mutual Funds	4.7
Oil, Gas & Consumable Fuels	3.1
Personal Products	1.0
Pharmaceuticals	3.0
Semiconductors & Semiconductor Equipment	1.1
Software	7.6
Specialty Retail	2.5
Textiles, Apparel & Luxury Goods	4.2
Transportation Infrastructure	0.8
Wireless Telecommunication Services	1.7

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 95.2%

Australia - 1.4%
Cochlear Ltd. (Health Care Equipment & Supplies)†	55,778	$3,850,709

China - 1.9%
Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)†	1,732,000	966,546
China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)†	702,241	2,172,717
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Health Care Equipment & Supplies)†	1,910,000	2,124,526

		5,263,789

France - 4.4%
Air Liquide SA (Chemicals)†	36,380	4,053,303
Dassault Systemes SA (Software)†	54,650	5,378,565
L’Oreal SA (Personal Products)†	22,410	2,681,092

		12,112,960

Germany - 1.2%
Qiagen NV (Nasdaq Exchange) (Life Sciences Tools & Services)*	180,778	3,183,501

Hong Kong - 1.9%
Li & Fung Ltd. (Distributors)†	2,653,600	5,203,769

India - 2.2%
HDFC Bank Ltd. - ADR (Commercial Banks)	90,900	3,082,419
ICICI Bank Ltd. - Sponsored ADR (Commercial Banks)	88,500	3,063,870

		6,146,289

Indonesia - 0.9%
Bank Central Asia Tbk PT (Commercial Banks)†	2,876,500	2,420,972

Japan - 9.4%
ABC-Mart Inc. (Specialty Retail)†	88,200	3,553,720
FANUC Corp. (Machinery)†	44,100	6,833,803
Keyence Corp. (Electronic Equipment, Instruments & Components)†	12,996	3,235,415
M3 Inc. (Health Care Technology)†	640	3,330,550
Unicharm Corp. (Household Products)†	161,900	8,926,918

		25,880,406

Mexico - 1.8%
America Movil SAB de CV, Series L - ADR (Wireless Telecommunication Services)	90,900	2,426,121
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	21,700	2,412,823

		4,838,944

Russia - 0.8%
Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)†	244,200	2,244,458

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

South Africa - 0.8%
Sasol Ltd. (Oil, Gas & Consumable Fuels)†	55,430	$2,298,601

Spain - 1.2%
Inditex SA (Specialty Retail)†	33,400	3,423,573

Sweden - 0.9%
Millicom International Cellular SA - SDR (Wireless Telecommunication Services)†	25,800	2,330,736

Switzerland - 7.7%
Kuehne & Nagel International AG, Reg S (Marine)†	21,530	2,443,790
Lonza Group AG, Reg S (Life Sciences Tools & Services)†	47,000	2,117,916
Nestle SA - Sponsored ADR, Reg S (Food Products)	129,455	7,978,312
Novartis AG, Reg S (Pharmaceuticals)†	47,620	2,790,971
Sonova Holding AG, Reg S (Health Care Equipment & Supplies)†	30,980	2,928,462
Swatch Group AG, Bearer (Textiles, Apparel & Luxury Goods)†	7,430	2,940,985

		21,200,436

Turkey - 1.3%
Turkiye Garanti Bankasi A/S - ADR (Commercial Banks)	912,200	3,457,238

United Kingdom - 5.4%
ARM Holdings PLC - Sponsored ADR (Semiconductors & Semiconductor Equipment)	112,200	2,914,956
Shire PLC (Pharmaceuticals)†	77,500	2,232,004
Standard Chartered plc (Commercial Banks)†	279,200	6,371,483
WPP plc (Media)†	263,470	3,318,739

		14,837,182

United States - 52.0%
3M Co. (Industrial Conglomerates)	33,470	3,053,468
Abbott Laboratories (Pharmaceuticals)	47,180	3,128,506
Amazon.com Inc. (Internet & Catalog Retail)*	17,825	4,158,572
Apple Inc. (Computers & Peripherals)*	9,550	5,832,758
BorgWarner Inc. (Auto Components)*	41,400	2,777,940
Bunge Ltd. (Food Products)	48,670	3,201,026
Citrix Systems Inc. (Software)*	75,960	5,520,773
Coach Inc. (Textiles, Apparel & Luxury Goods)	50,200	2,476,366
Cognizant Technology Solutions Corp., Class A (IT Services)*	36,800	2,089,136
Colgate-Palmolive Co. (Household Products)	47,250	5,072,760
eBay Inc. (Internet Software & Services)*	212,200	9,400,460
EMC Corp. (Computers & Peripherals)*	270,650	7,093,736
Emerson Electric Co. (Electrical Equipment)	128,470	6,137,012
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	45,290	3,933,437
F5 Networks Inc. (Communications Equipment)*	44,000	4,108,720
First Republic Bank (Commercial Banks)	89,460	2,910,134
Google Inc., Class A (Internet Software & Services)*	7,587	4,802,343
Informatica Corp. (Software)*	60,700	1,791,257

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

United States - 52.0% - (continued)
JPMorgan Chase & Co. (Diversified Financial Services)	128,300	$4,618,800
Lazard Ltd., Class A (Capital Markets)	101,400	2,722,590
Lululemon Athletica Inc. (Textiles, Apparel & Luxury Goods)*	45,500	2,569,840
McDonald’s Corp. (Hotels, Restaurants & Leisure)	33,600	3,002,496
Microsoft Corp. (Software)	275,700	8,124,879
Monsanto Co. (Chemicals)	49,400	4,229,628
Praxair Inc. (Chemicals)	33,420	3,467,659
Procter & Gamble Co. (Household Products)	40,300	2,600,962
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	18,100	2,612,554
Schlumberger Ltd. (Energy Equipment & Services)	105,090	7,488,713
Sigma-Aldrich Corp. (Chemicals)	83,200	5,757,440
SVB Financial Group (Commercial Banks)*	45,200	2,613,012
Teradata Corp. (IT Services)*	74,300	5,024,166
Wells Fargo & Co. (Commercial Banks)	302,560	10,229,554

		142,550,697

Total Common Stocks (Cost $223,742,205)		261,244,260

Cash Equivalent - 4.7%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	12,809,076	12,809,076

Total Cash Equivalent (Cost $12,809,076)		12,809,076

Total Investments — 99.9%
(Cost $ 236,551,281)		$274,053,336

Other Assets Less Liabilities - 0.1%		324,845

Net Assets — 100.0%		$274,378,181

Summary of Abbreviations

ADR	American Depository Receipt

SDR	Swedish Depository Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Auto Components	2.3%
Beverages	2.1
Biotechnology	1.5
Chemicals	3.0
Commercial Banks	9.8
Construction & Engineering	1.3
Distributors	3.4
Electrical Equipment	2.0
Electronic Equipment, Instruments & Components	2.9
Energy Equipment & Services	3.2
Food & Staples Retailing	1.2
Food Products	6.2
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	2.9
Health Care Technology	1.2
Household Products	2.7
Insurance	4.0
Life Sciences Tools & Services	2.0
Machinery	4.4
Media	2.4
Mutual Funds	3.6
Oil, Gas & Consumable Fuels	6.4
Personal Products	2.2
Pharmaceuticals	3.6
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	6.4
Software	6.6
Textiles, Apparel & Luxury Goods	2.5
Trading Companies & Distributors	1.2
Wireless Telecommunication Services	3.1

Total Investments	100.3
Liabilities Less Other Assets	(0.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 92.9%

Australia - 3.1%
Cochlear Ltd. (Health Care Equipment & Supplies)†	405,011	$27,960,474
CSL Ltd. (Biotechnology)†	613,000	27,352,958

		55,313,432

Austria - 0.0%
Erste Group Bank AG (Commercial Banks)*†	42,000	759,441

Belgium - 2.1%
Anheuser-Busch InBev NV - Sponsored ADR (Beverages)	476,800	37,772,096

Brazil - 0.3%
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	237,088	4,654,037

Canada - 3.5%
Canadian National Railway Co. (Road & Rail)	390,300	34,377,624
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	660,990	28,336,641

		62,714,265

Finland - 1.6%
Nokian Renkaat oyj (Auto Components)†	734,300	29,092,088

France - 11.8%
Air Liquide SA (Chemicals)†	488,670	54,445,509
Dassault Systemes SA (Software)†	620,300	61,048,927
L’Oreal SA (Personal Products)†	326,570	39,070,248
LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)†	139,380	20,903,886
Schneider Electric SA (Electrical Equipment)†	637,900	35,861,776

		211,330,346

Germany - 9.2%
Allianz SE, Reg S (Insurance)†	355,600	35,336,923
Fresenius SE & Co. KGaA (Health Care Providers & Services)†	479,668	51,121,441
Qiagen NV (Nasdaq Exchange) (Life Sciences Tools & Services)*	1,214,270	21,383,295
SAP AG - Sponsored ADR (Software)	888,860	56,318,170

		164,159,829

Hong Kong - 6.2%
AIA Group Ltd. (Insurance)†	10,517,000	36,780,515
Li & Fung Ltd. (Distributors)†	31,198,400	61,180,761
Xinyi Glass Holdings Ltd. (Auto Components)†	25,542,000	12,836,748

		110,798,024

India - 1.2%
ICICI Bank Ltd. - Sponsored ADR (Commercial Banks)	602,900	20,872,398

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Japan - 13.2%
FANUC Corp. (Machinery)†	327,000	$50,672,418
Hoya Corp. (Electronic Equipment, Instruments & Components)†	1,279,500	28,434,173
JGC Corp. (Construction & Engineering)†	762,000	23,302,666
Keyence Corp. (Electronic Equipment, Instruments & Components)†	92,381	22,998,680
M3 Inc. (Health Care Technology)†	4,171	21,705,817
MISUMI Group Inc. (Trading Companies & Distributors)†	851,100	20,577,868
Sysmex Corp. (Health Care Equipment & Supplies)†	512,900	22,286,238
Unicharm Corp. (Household Products)†	862,900	47,578,984

		237,556,844

Mexico - 2.1%
America Movil SAB de CV, Series L - ADR (Wireless Telecommunication Services)	1,392,500	37,165,825

Poland - 1.1%
Bank Pekao SA - GDR, Reg S (Commercial Banks)#†	457,550	19,146,454

Russia - 0.7%
Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)†	1,379,840	12,682,201

Singapore - 1.0%
DBS Group Holdings Ltd. (Commercial Banks)†	1,474,083	17,391,379

South Africa - 2.1%
MTN Group Ltd. (Wireless Telecommunication Services)†	1,016,300	18,248,188
Sasol Ltd. (Oil, Gas & Consumable Fuels)†	457,841	18,986,000

		37,234,188

South Korea - 1.3%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	40,190	23,027,529

Sweden - 1.6%
Atlas Copco AB, Class A (Machinery)†	1,260,900	28,244,495

Switzerland - 10.9%
Lonza Group AG, Reg S (Life Sciences Tools & Services)†	328,200	14,789,367
Nestle SA - Sponsored ADR, Reg S (Food Products)	1,058,950	65,263,088
Novartis AG - ADR (Pharmaceuticals)	364,760	21,382,231
Roche Holding AG, Genusschein (Pharmaceuticals)†	245,150	43,412,641
Sonova Holding AG, Reg S (Health Care Equipment & Supplies)†	291,800	27,583,122
Swatch Group AG, Bearer (Textiles, Apparel & Luxury Goods)†	59,550	23,571,423

		196,001,872

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,703,125	20,611,184

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Turkey - 1.8%
Turkiye Garanti Bankasi A/S - ADR (Commercial Banks)	8,698,000	$32,965,420

United Kingdom - 12.4%
ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	5,928,800	51,023,917
BG Group plc (Oil, Gas & Consumable Fuels)†	1,792,980	35,242,834
Standard Chartered plc (Commercial Banks)†	2,214,010	50,524,812
TESCO plc (Food & Staples Retailing)†	4,306,610	21,441,046
Unilever plc (Food Products)†	601,325	21,550,138
WPP plc (Media)†	3,432,020	43,230,651

		223,013,398

United States - 4.6%
Bunge Ltd. (Food Products)	379,580	24,964,977
Schlumberger Ltd. (Energy Equipment & Services)	805,600	57,407,056

		82,372,033

Total Common Stocks (Cost $1,531,895,250)		1,664,878,778

Preferred Stocks - 3.8%

Brazil - 2.7%
Itau Unibanco Holding SA - ADR (Commercial Banks)	2,086,000	32,979,660
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	789,700	15,027,991

		48,007,651

South Korea - 1.1%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	59,010	20,746,666

Total Preferred Stocks (Cost $75,698,288)		68,754,317

Cash Equivalent - 3.6%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	64,031,581	64,031,581

Total Cash Equivalent (Cost $64,031,581)		64,031,581

Total Investments — 100.3%
(Cost $ 1,671,625,119)		$1,797,664,676

Liabilities Less Other Assets - (0.3)%		(5,091,562)

Net Assets — 100.0%		$1,792,573,114

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depository Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Air Freight & Logistics	1.4%
Beverages	1.1
Capital Markets	2.3
Chemicals	3.7
Commercial Banks	6.1
Commercial Services & Supplies	3.8
Construction & Engineering	2.1
Diversified Telecommunication Services	2.0
Electrical Equipment	2.7
Electronic Equipment, Instruments & Components	7.4
Food & Staples Retailing	1.1
Food Products	11.7
Gas Utilities	1.4
Health Care Equipment & Supplies	5.9
Health Care Providers & Services	4.8
Household Products	3.9
Insurance	1.3
Internet Software & Services	1.4
Leisure Equipment & Products	0.8
Life Sciences Tools & Services	1.2
Machinery	10.2
Media	3.1
Metals & Mining	1.2
Mutual Funds	1.4
Pharmaceuticals	4.1
Professional Services	2.8
Semiconductors & Semiconductor Equipment	1.8
Software	1.9
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	1.1
Trading Companies & Distributors	2.3
Transportation Infrastructure	1.0
Wireless Telecommunication Services	1.4

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 96.8%

Australia - 7.2%
Bank of Queensland Ltd. (Commercial Banks)†	122,489	$978,475
Bradken Ltd. (Machinery)†	98,200	509,631
Imdex Ltd. (Metals & Mining)†	444,333	725,220
SAI Global Ltd. (Professional Services)†	178,897	837,676
TPG Telecom Ltd. (Diversified Telecommunication Services)†	587,100	1,187,967

		4,238,969

Austria - 1.3%
BWT AG (Commercial Services & Supplies)†	17,386	279,978
Semperit AG Holding (Machinery)†	14,330	485,180

		765,158

Brazil - 1.0%
Fleury SA (Health Care Providers & Services)	58,200	608,072

Canada - 1.7%
Laurentian Bank of Canada (Commercial Banks)	20,700	981,469

China - 4.2%
Dalian Refrigeration Co., Ltd., Class B (Machinery)†	644,836	297,074
Vinda International Holdings Ltd. (Household Products)†	694,000	1,140,004
Wasion Group Holdings Ltd. (Electronic Equipment, Instruments & Components)†	1,366,000	573,718
Yip’s Chemical Holdings Ltd. (Chemicals)†	744,000	482,794

		2,493,590

Denmark - 1.1%
NKT Holding A/S (Machinery)†	11,350	358,498
Topsil Semiconductor Materials (Semiconductors & Semiconductor Equipment)*†	3,948,280	260,729

		619,227

Finland - 1.5%
Vacon plc (Electrical Equipment)†	12,177	563,152
Vaisala oyj, Class A (Electronic Equipment, Instruments & Components)†	18,233	333,644

		896,796

France - 5.6%
Ingenico (Electronic Equipment, Instruments & Components)†	18,000	963,269
Rubis SCA (Gas Utilities)†	15,782	828,922
Touax SA (Transportation Infrastructure)†	22,300	608,873
Virbac SA (Pharmaceuticals)†	4,960	871,365

		3,272,429

Germany - 8.0%
Carl Zeiss Meditec AG - Bearer (Health Care Equipment & Supplies)†	40,970	990,696
Drillisch AG (Wireless Telecommunication Services)†	85,321	798,703

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Germany - 8.0% - (continued)
Gerresheimer AG (Life Sciences Tools & Services)†	15,620	$728,828
KWS Saat AG (Food Products)†	5,145	1,403,559
Pfeiffer Vacuum Technology AG (Machinery)†	7,690	759,588

		4,681,374

Hong Kong - 3.7%
Chong Hing Bank Ltd. (Commercial Banks)†	368,000	587,059
Pico Far East Holdings Ltd. (Media)†	3,000,000	655,239
Vitasoy International Holdings Ltd. (Food Products)†	1,042,000	925,903

		2,168,201

Indonesia - 3.9%
Bank Bukopin Tbk PT (Commercial Banks)†	15,705,166	1,041,738
Wijaya Karya Persero Tbk PT (Construction & Engineering)†	11,910,500	1,249,928

		2,291,666

Ireland - 2.3%
FBD Holdings plc (Insurance)#†	78,566	763,678
Grafton Group plc (Trading Companies & Distributors)†	168,000	571,513

		1,335,191

Italy - 2.0%
Cembre S.p.A. (Electrical Equipment)†	68,617	507,884
MARR S.p.A. (Food & Staples Retailing)†	72,063	649,813

		1,157,697

Japan - 12.3%
Asahi Diamond Industrial Co., Ltd. (Machinery)†	42,900	495,422
BML Inc. (Health Care Providers & Services)†	21,600	578,594
C. Uyemura & Co., Ltd. (Chemicals)†	11,600	432,184
GMO internet Inc. (Internet Software & Services)†	162,000	809,819
Lintec Corp. (Chemicals)†	35,200	636,866
Message Co., Ltd. (Health Care Providers & Services)†	240	834,739
Nakanishi Inc. (Health Care Equipment & Supplies)†	7,400	764,702
Pigeon Corp. (Household Products)†	25,800	1,126,400
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)†	75,000	1,011,662
Tsumura & Co. (Pharmaceuticals)†	18,400	515,584

		7,205,972

Malaysia - 4.0%
Coastal Contracts Bhd. (Machinery)†	1,457,666	878,446
Supermax Corp. Bhd. (Health Care Equipment & Supplies)†	1,007,000	703,168
United Plantations Bhd. (Food Products)†	95,200	789,987

		2,371,601

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Netherlands - 1.9%
Brunel International NV (Professional Services)†	21,527	$818,048
KAS Bank NV - CVA (Capital Markets)†	35,138	302,333

		1,120,381

New Zealand - 0.7%
Sanford Ltd. (Food Products)†	143,153	439,747

Singapore - 4.9%
Goodpack Ltd. (Air Freight & Logistics)†	574,000	795,386
Super Group Ltd. (Food Products)†	792,000	1,271,996
Tat Hong Holdings Ltd. (Trading Companies & Distributors)†	1,020,000	804,849

		2,872,231

South Korea - 3.6%
Cheil Worldwide Inc. (Media)†	68,940	1,154,441
Han Kuk Carbon Co., Ltd. (Chemicals)†	130,300	592,322
Samwha Capacitor Co., Ltd. (Electronic Equipment, Instruments & Components)†	72,200	352,578

		2,099,341

Spain - 1.3%
Construcciones y Auxiliar de Ferrocarriles SA (Machinery)†	1,722	770,188

Sweden - 4.2%
Industrial & Financial Systems, Class B (Software)†	67,636	1,122,362
Kabe Husvagnar AB, Class B (Leisure Equipment & Products)†	33,900	472,505
Mekonomen AB (Specialty Retail)†	30,300	865,525

		2,460,392

Switzerland - 3.4%
Huber & Suhner AG, Reg S (Electrical Equipment)†	13,200	537,704
Huegli Holding AG - Bearer (Food Products)†	1,130	681,252
LEM Holding SA, Reg S (Electronic Equipment, Instruments & Components)†	1,536	783,477

		2,002,433

Taiwan - 3.9%
Nak Sealing Technologies Corp. (Machinery)†	535,000	869,672
Taiwan Paiho Ltd. (Textiles, Apparel & Luxury Goods)†	1,007,559	640,231
Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	311,011	768,940

		2,278,843

Thailand - 1.1%
Khon Kaen Sugar Industry pcl (Food Products)†	1,650,100	629,162

United Kingdom - 12.0%
Britvic plc (Beverages)†	142,500	669,361
Domino Printing Sciences plc (Electronic Equipment, Instruments & Components)†	81,100	701,365

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

United Kingdom - 12.0% - (continued)
Gooch & Housego plc (Electronic Equipment, Instruments & Components)†	96,600	$612,054
Greggs plc (Food Products)†	89,000	717,748
Morgan Crucible Co., plc (Machinery)†	137,200	541,908
PayPoint plc (Commercial Services & Supplies)†	106,205	1,162,308
Rathbone Brothers plc (Capital Markets)†	51,830	1,047,297
RPS Group plc (Commercial Services & Supplies)†	215,860	817,155
Synergy Health plc (Health Care Providers & Services)†	56,013	791,811

		7,061,007

Total Common Stocks (Cost $58,250,456)		56,821,137

Preferred Stocks - 1.7%

Germany - 1.7%
Draegerwerk AG & Co. KGaA (Health Care Equipment & Supplies)†	10,117	989,291

Total Preferred Stocks (Cost $874,451)		989,291

Warrants - 0.0%

Malaysia - 0.0%
Coastal Contracts Bhd., Expires 7/18/16 (Machinery)*	115,333	13,819

Total Warrants (Cost $ — )		13,819

Cash Equivalent - 1.4%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	823,112	823,112

Total Cash Equivalent (Cost $823,112)		823,112

Total Investments — 99.9%
(Cost $ 59,948,019)		$58,647,359

Other Assets Less Liabilities - 0.1%		76,520

Net Assets — 100.0%		$58,723,879

Summary of Abbreviations

Reg S	Security traded outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Airlines	1.5%
Auto Components	0.8
Automobiles	3.1
Beverages	6.5
Chemicals	1.5
Commercial Banks	19.4
Commercial Services & Supplies	0.7
Computers & Peripherals	0.6
Construction & Engineering	0.8
Construction Materials	3.8
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	1.3
Food & Staples Retailing	0.7
Food Products	0.7
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.4
Household Durables	2.1
Industrial Conglomerates	1.2
Insurance	2.7
Internet Software & Services	3.2
IT Services	1.3
Machinery	1.5
Metals & Mining	2.7
Mutual Funds	3.0
Oil, Gas & Consumable Fuels	10.1
Personal Products	3.9
Pharmaceuticals	3.0
Professional Services	0.4
Semiconductors & Semiconductor Equipment	8.9
Transportation Infrastructure	3.6
Wireless Telecommunication Services	6.8

Total Investments	100.0
Liabilities Less Other Assets	0.0

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 83.4%

Brazil - 5.2%
Banco Bradesco SA - ADR (Commercial Banks)	448,678	$6,882,720
Natura Cosmeticos SA (Personal Products)	104,300	2,736,272
Odontoprev SA (Health Care Providers & Services)	391,000	1,898,521
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	85,646	1,681,231
Redecard SA (IT Services)	336,300	5,423,929
Vale SA - Sponsored ADR (Metals & Mining)	184,000	3,321,200

		21,943,873

Chile - 2.6%
Banco Santander Chile - ADR (Commercial Banks)	61,026	4,586,714
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	104,300	6,250,699

		10,837,413

China - 13.4%
51job Inc. - ADR (Professional Services)*	47,100	1,632,015
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)†	1,284,000	3,359,578
Baidu Inc. - Sponsored ADR (Internet Software & Services)*	47,700	5,748,804
China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)†	2,401,515	7,430,231
China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	123,500	7,177,820
CNOOC Ltd. - ADR (Oil, Gas & Consumable Fuels)	35,200	7,050,560
Hengan International Group Co., Ltd. (Personal Products)†	636,500	6,016,514
Jiangsu Expressway Co., Ltd., Class H (Transportation Infrastructure)†	3,320,000	3,072,725
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Health Care Equipment & Supplies)†	3,787,000	4,212,346
Tencent Holdings Ltd. (Internet Software & Services)†	259,100	7,690,641
Wumart Stores Inc., Class H (Food & Staples Retailing)†	1,431,000	2,791,149

		56,182,383

Colombia - 2.1%
Bancolombia SA - Sponsored ADR (Commercial Banks)	32,920	2,035,773
Ecopetrol SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	121,400	6,947,722

		8,983,495

Czech Republic - 0.5%
Komercni Banka A/S (Commercial Banks)†	12,200	2,074,892

Egypt - 0.8%
Orascom Construction Industries - GDR, (London Stock Exchange) (Construction & Engineering)†	79,370	3,376,228
Orascom Construction Industries - GDR, (OTC US) (Construction & Engineering)	4,300	183,334

		3,559,562

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Hong Kong - 3.0%
AIA Group Ltd. (Insurance)†	1,860,000	$6,504,873
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	492,400	6,315,773

		12,820,646

Hungary - 0.6%
Richter Gedeon Nyrt. (Pharmaceuticals)†	14,000	2,369,198

India - 6.5%
Ambuja Cements Ltd. (Construction Materials)†	2,096,100	6,772,050
Axis Bank Ltd. (Commercial Banks)†	267,600	4,992,962
Bajaj Auto Ltd. (Automobiles)†	118,500	3,411,376
Dabur India Ltd. (Personal Products)†	1,767,000	3,788,720
HDFC Bank Ltd. - ADR (Commercial Banks)	130,215	4,415,591
Maruti Suzuki India Ltd. (Automobiles)†	194,000	3,931,857

		27,312,556

Indonesia - 4.9%
Astra International Tbk PT (Automobiles)†	7,895,000	5,817,176
Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)†	8,538,000	6,270,670
Semen Gresik Persero Tbk PT (Construction Materials)†	4,253,100	5,793,545
United Tractors Tbk PT (Machinery)†	1,214,500	2,675,112

		20,556,503

Italy - 1.3%
Tenaris SA - ADR (Energy Equipment & Services)	138,700	5,309,436

Malaysia - 1.1%
Axiata Group Bhd. (Wireless Telecommunication Services)†	2,372,700	4,437,333

Mexico - 8.1%
America Movil SAB de CV, Series L - ADR (Wireless Telecommunication Services)	400,654	10,693,455
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	56,400	6,271,116
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Beverages)	67,500	5,765,850
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation Infrastructure)	50,505	4,500,501
Grupo Financiero Banorte SAB de CV, Class O (Commercial Banks)	1,268,880	6,794,368

		34,025,290

Nigeria - 1.3%
Zenith Bank PLC (Commercial Banks)	60,246,683	5,400,263

Panama - 1.5%
Copa Holdings SA, Class A (Airlines)	81,400	6,310,942

Peru - 1.2%
Credicorp Ltd. (Commercial Banks)	41,900	4,857,886

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Poland - 1.4%
Bank Pekao SA (Commercial Banks)†	77,854	$3,243,470
Kernel Holding SA (Food Products)*†	137,032	2,857,887

		6,101,357

Russia - 4.3%
Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)†	205,000	1,884,168
Lukoil OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	139,578	7,844,284
Sberbank of Russia (Commercial Banks)#†	744,100	2,070,905
Sberbank of Russia - Sponsored ADR (Commercial Banks)#†	562,100	6,175,775

		17,975,132

South Africa - 2.6%
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)†	290,900	5,090,621
Impala Platinum Holdings Ltd. (Metals & Mining)†	156,200	2,443,382
Standard Bank Group Ltd. (Commercial Banks)†	252,032	3,462,236

		10,996,239

South Korea - 4.2%
Amorepacific Corp. (Personal Products)†	4,480	4,053,317
Hankook Tire Co., Ltd. (Auto Components)†	91,200	3,346,712
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	9,380	5,374,427
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	26,460	4,949,148

		17,723,604

Sweden - 1.5%
Millicom International Cellular SA - SDR (Wireless Telecommunication Services)†	68,300	6,170,126

Taiwan - 6.4%
Advantech Co., Ltd. (Computers & Peripherals)†	666,000	2,352,416
Delta Electronics Inc. (Electronic Equipment, Instruments & Components)†	1,057,189	3,545,697
Hiwin Technologies Corp. (Machinery)†	374,000	3,428,540
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)†	2,947,048	8,175,186
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	3,571,277	9,555,635

		27,057,474

Thailand - 2.2%
PTT Exploration & Production pcl (Oil, Gas & Consumable Fuels)†	527,200	2,546,184
Siam Commercial Bank pcl (Commercial Banks)†	1,307,070	6,686,449

		9,232,633

Turkey - 2.9%
Arcelik A/S (Household Durables)†	1,752,660	8,674,332
Turkiye Garanti Bankasi A/S (Commercial Banks)†	876,800	3,406,625

		12,080,957

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

United Arab Emirates - 1.0%
Dragon Oil PLC (Oil, Gas & Consumable Fuels)†	448,000	$4,004,539

United Kingdom - 2.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)†	492,820	5,361,946
SABMiller plc (Beverages)†	150,800	6,465,706

		11,827,652

Total Common Stocks (Cost $295,889,075)		350,151,384

Preferred Stocks - 10.8%

Brazil - 5.9%
Cia de Bebidas das Americas - ADR (Beverages)	231,800	8,935,890
Itau Unibanco Holding SA - ADR (Commercial Banks)	268,195	4,240,179
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	308,200	5,865,046
Vale SA - Sponsored ADR (Metals & Mining)	315,600	5,595,588

		24,636,703

Russia - 1.1%
AK Transneft OAO (Oil, Gas & Consumable Fuels)#†	2,829	4,522,028

South Korea - 3.8%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	46,124	16,216,222

Total Preferred Stocks (Cost $42,227,324)		45,374,953

Participation Notes - 2.8%

Qatar - 2.1%
Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Industrial Conglomerates)#^†	142,000	5,147,612
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Commercial Banks)#^†	105,870	3,866,946

		9,014,558

Saudi Arabia - 0.7%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial Services & Supplies)#^†	73,200	2,918,045

Total Participation Notes (Cost $12,171,663)		11,932,603

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Cash Equivalent - 3.0%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	12,653,803	$12,653,803

Total Cash Equivalent (Cost $12,653,803)		12,653,803

Total Investments — 100.0%
(Cost $ 362,941,865)		$420,112,743

Liabilities Less Other Assets - 0.0%		(6,688)

Net Assets — 100.0%		$420,106,055

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depository Receipt

SDR	Swedish Depository Receipt

Reg S	Security traded outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.8% of net assets as of July 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Airlines	1.5%
Auto Components	0.8
Automobiles	3.1
Beverages	6.6
Chemicals	1.5
Commercial Banks	19.6
Commercial Services & Supplies	0.7
Computers & Peripherals	0.6
Construction & Engineering	0.9
Construction Materials	3.8
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	1.3
Food & Staples Retailing	0.7
Food Products	0.7
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.5
Household Durables	2.1
Industrial Conglomerates	1.2
Insurance	2.8
Internet Software & Services	3.1
IT Services	1.3
Machinery	1.5
Metals & Mining	2.7
Mutual Funds	2.1
Oil, Gas & Consumable Fuels	10.1
Personal Products	4.0
Pharmaceuticals	3.1
Professional Services	0.4
Semiconductors & Semiconductor Equipment	9.2
Transportation Infrastructure	3.6
Wireless Telecommunication Services	6.8

Total Investments	100.1
Liabilities Less Other Assets	(0.1)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 85.9%

Brazil - 7.2%
Banco Bradesco SA - ADR (Commercial Banks)	1,668,202	$25,590,219
Natura Cosmeticos SA (Personal Products)	427,400	11,212,680
Odontoprev SA (Health Care Providers & Services)	1,547,000	7,511,541
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)	1,205,584	23,665,614
Redecard SA (IT Services)	1,248,000	20,128,050
Vale SA - Sponsored ADR (Metals & Mining)	1,464,000	26,425,200

		114,533,304

Chile - 2.6%
Banco Santander Chile - ADR (Commercial Banks)	240,878	18,104,390
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	402,300	24,109,839

		42,214,229

China - 13.5%
51job Inc. - ADR (Professional Services)*	191,671	6,641,400
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)†	4,982,000	13,035,373
Baidu Inc. - Sponsored ADR (Internet Software & Services)*	180,000	21,693,600
China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)†	9,158,276	28,335,492
China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	472,600	27,467,512
CNOOC Ltd. - ADR (Oil, Gas & Consumable Fuels)	135,000	27,040,500
Hengan International Group Co., Ltd. (Personal Products)†	2,513,000	23,754,123
Jiangsu Expressway Co., Ltd., Class H (Transportation Infrastructure)†	13,001,000	12,032,680
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Health Care Equipment & Supplies)†	14,268,000	15,870,543
Tencent Holdings Ltd. (Internet Software & Services)†	956,000	28,376,121
Wumart Stores Inc., Class H (Food & Staples Retailing)†	5,452,000	10,634,063

		214,881,407

Colombia - 2.2%
Bancolombia SA - Sponsored ADR (Commercial Banks)	136,220	8,423,845
Ecopetrol SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	460,000	26,325,800

		34,749,645

Czech Republic - 0.5%
Komercni Banka A/S (Commercial Banks)†	47,500	8,078,474

Egypt - 0.9%
Orascom Construction Industries - GDR (Construction & Engineering)†	328,400	13,969,423

Hong Kong - 3.0%
AIA Group Ltd. (Insurance)†	7,090,000	24,795,459
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,826,100	23,422,487

		48,217,946

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Hungary - 0.6%
Richter Gedeon Nyrt. (Pharmaceuticals)†	52,300	$8,850,646

India - 6.6%
Ambuja Cements Ltd. (Construction Materials)†	7,847,400	25,353,267
Axis Bank Ltd. (Commercial Banks)†	1,046,400	19,524,050
Bajaj Auto Ltd. (Automobiles)†	453,500	13,055,349
Dabur India Ltd. (Personal Products)†	6,672,304	14,306,448
HDFC Bank Ltd. - ADR (Commercial Banks)	499,185	16,927,363
Maruti Suzuki India Ltd. (Automobiles)†	750,000	15,200,479

		104,366,956

Indonesia - 4.9%
Astra International Tbk PT (Automobiles)†	29,460,000	21,706,651
Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)†	32,362,000	23,768,029
Semen Gresik Persero Tbk PT (Construction Materials)†	16,290,600	22,190,949
United Tractors Tbk PT (Machinery)†	4,593,000	10,116,745

		77,782,374

Italy - 1.3%
Tenaris SA - ADR (Energy Equipment & Services)	524,000	20,058,720

Malaysia - 1.1%
Axiata Group Bhd. (Wireless Telecommunication Services)†	8,986,000	16,805,276
Public Bank Bhd. (Commercial Banks)†	1	5

		16,805,281

Mexico - 8.2%
America Movil SAB de CV, Series L - ADR (Wireless Telecommunication Services)	1,544,594	41,225,214
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	219,700	24,428,443
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Beverages)	258,300	22,063,986
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation Infrastructure)	195,698	17,438,649
Grupo Financiero Banorte SAB de CV, Class O (Commercial Banks)	4,798,840	25,695,957

		130,852,249

Nigeria - 1.3%
Zenith Bank plc (Commercial Banks)	232,557,120	20,845,456

Panama - 1.5%
Copa Holdings SA, Class A (Airlines)	310,100	24,042,053

Peru - 1.2%
Credicorp Ltd. (Commercial Banks)	159,200	18,457,648

Poland - 1.5%
Bank Pekao SA (Commercial Banks)†	293,261	12,217,526

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Poland - 1.5% - (continued)
Kernel Holding SA (Food Products)*†	529,097	$11,034,643

		23,252,169

Russia - 4.2%
Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)†	807,570	7,422,429
Lukoil OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	512,794	28,819,023
Sberbank of Russia - Sponsored ADR (Commercial Banks)#†	2,832,000	31,115,093

		67,356,545

South Africa - 2.6%
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)†	1,125,500	19,695,752
Impala Platinum Holdings Ltd. (Metals & Mining)†	582,800	9,116,538
Standard Bank Group Ltd. (Commercial Banks)†	979,034	13,449,269

		42,261,559

South Korea - 4.3%
Amorepacific Corp. (Personal Products)†	16,800	15,199,937
Hankook Tire Co., Ltd. (Auto Components)†	354,000	12,990,528
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	34,680	19,870,483
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	105,400	19,714,294

		67,775,242

Sweden - 1.4%
Millicom International Cellular SA - SDR (Wireless Telecommunication Services)†	255,200	23,054,410

Taiwan - 6.5%
Advantech Co., Ltd. (Computers & Peripherals)†	2,570,000	9,077,643
Delta Electronics Inc. (Electronic Equipment, Instruments & Components)†	3,951,751	13,253,742
Hiwin Technologies Corp. (Machinery)†	1,418,000	12,999,117
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)†	11,199,944	31,068,928
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	13,796,637	36,915,541

		103,314,971

Thailand - 2.2%
PTT Exploration & Production pcl (Oil, Gas & Consumable Fuels)†	2,020,200	9,756,831
Siam Commercial Bank pcl (Commercial Banks)†	4,955,300	25,349,340

		35,106,171

Turkey - 2.9%
Arcelik A/S (Household Durables)†	6,661,712	32,970,400
Turkiye Garanti Bankasi A/S (Commercial Banks)†	3,479,300	13,518,101

		46,488,501

United Arab Emirates - 0.9%
Dragon Oil PLC (Oil, Gas & Consumable Fuels)†	1,700,000	15,195,796

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

United Kingdom - 2.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)†	1,894,353	$20,610,809
SABMiller plc (Beverages)†	572,600	24,550,816

		45,161,625

Total Common Stocks (Cost $1,030,131,746)		1,367,672,800

Preferred Stocks - 9.2%

Brazil - 4.0%
Cia de Bebidas das Americas - ADR (Beverages)	883,500	34,058,925
Itau Unibanco Holding SA - ADR (Commercial Banks)	1,018,258	16,098,661
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	305,800	5,819,374
Vale SA - Sponsored ADR (Metals & Mining)	450,000	7,978,500

		63,955,460

Russia - 1.1%
AK Transneft OAO (Oil, Gas & Consumable Fuels)#†	10,600	16,943,618

South Korea - 4.1%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	187,759	66,012,090

Total Preferred Stocks (Cost $112,440,698)		146,911,168

Participation Notes - 2.9%

Qatar - 2.2%
Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Industrial Conglomerates)#^†	537,000	19,466,674
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Commercial Banks)#^†	420,200	15,347,980

		34,814,654

Saudi Arabia - 0.7%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial Services & Supplies)#^†	275,600	10,986,521

Total Participation Notes (Cost $46,559,814)		45,801,175

Cash Equivalent - 2.1%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	32,840,117	$32,840,117

Total Cash Equivalent (Cost $32,840,117)		32,840,117

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

Total Investments — 100.1%
(Cost $ 1,221,972,375)	$1,593,225,260

Liabilities Less Other Assets - (0.1)%	(945,355)

Net Assets — 100.0%	$1,592,279,905

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depository Receipt

SDR	Swedish Depository Receipt

Reg S	Security traded outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of July 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited)

Industry	Percentage of Net Assets

Automobiles	0.6%
Building Materials	1.2
Chemicals	2.3
Commercial Banks	30.1
Commercial Services & Supplies	4.1
Communications Equipment	0.5
Construction & Engineering	4.0
Construction Materials	3.8
Diversified Financial Services	3.5
Diversified Telecommunication Services	1.1
Electric Utilities	1.6
Electrical Equipment	0.7
Food Products	11.7
Household Durables	1.6
Industrial Conglomerates	5.7
Machinery	0.4
Marine	0.5
Media	1.2
Metals & Mining	2.4
Multi-Utilities	0.5
Mutual Funds	1.8
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	4.2
Real Estate Management & Development	1.4
Specialty Retail	1.3
Transportation Infrastructure	1.0
Wireless Telecommunication Services	5.0

Total Investments	100.5
Liabilities Less Other Assets	(0.5)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value
Common Stocks - 88.0%

Argentina - 0.9%
Cresud SACIF y A - Sponsored ADR (Food Products)	77,100	$652,266

Bangladesh - 2.8%
Lafarge Surma Cement Ltd. (Construction Materials)*	1,396,500	557,267
Power Grid Co. of Bangladesh Ltd. (Electric Utilities)	482,400	316,502
Square Pharmaceuticals Ltd. (Pharmaceuticals)	389,870	1,216,927

		2,090,696

Canada - 1.0%
Katanga Mining Ltd. (Metals & Mining)*	634,375	316,280
Petrominerales Ltd. (Oil, Gas & Consumable Fuels)	43,600	403,450

		719,730

Colombia - 11.1%
Bancolombia SA - Sponsored ADR (Commercial Banks)	22,500	1,391,400
Cementos Argos SA - Sponsored ADR (Construction Materials)#†	74,740	1,476,369
Ecopetrol SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	37,400	2,140,402
Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financial Services)#†	43,900	1,504,080
Grupo Odinsa SA (Construction & Engineering)	171,173	892,113
Interconexion Electrica SA ESP - ADR (Electric Utilities)#†	5,700	906,478

		8,310,842

Croatia - 0.5%
Ericsson Nikola Tesla (Communications Equipment)†	2,121	389,469

Egypt - 4.7%
ElSwedy Electric Co. (Electrical Equipment)†	131,338	484,511
Ghabbour Auto (Automobiles)†	127,670	445,550
Orascom Construction Industries - GDR (Construction & Engineering)†	26,450	1,125,126
Orascom Telecom Holding SAE - GDR, Reg S (Wireless Telecommunication Services)*†	186,069	481,018
Oriental Weavers (Household Durables)†	330,784	1,006,077

		3,542,282

Estonia - 0.5%
Tallink Group AS (Marine)*	519,120	399,844

Ghana - 1.0%
Ghana Commercial Bank Ltd. (Commercial Banks)	746,149	763,304

Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)†	949,980	697,706

Isle of Man - 0.7%
Zhaikmunai LP - GDR, Reg S (Oil, Gas & Consumable Fuels)*†	61,800	509,152

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Jordan - 1.5%
Arab Bank plc (Commercial Banks)†	63,060	$622,683
Arab Potash Co. (Chemicals)†	7,924	469,098

		1,091,781

Kazakhstan - 1.8%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Commercial Banks)*†	131,999	736,079
KazMunaiGas Exploration Production JSC - GDR, Reg S (Oil, Gas & Consumable Fuels)†	32,650	593,318

		1,329,397

Kenya - 4.1%
Equity Bank Ltd. (Commercial Banks)†	4,156,200	1,060,883
Nation Media Group Ltd. (Media)†	432,840	894,234
Safaricom Ltd. (Wireless Telecommunication Services)†	24,881,400	1,125,145

		3,080,262

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Commercial Banks)†	82,890	497,437

Mauritius - 0.5%
Mauritius Commercial Bank (Commercial Banks)	68,280	369,619

Morocco - 2.8%
Douja Promotion Groupe Addoha SA (Real Estate Management & Development)†	137,788	1,062,071
Managem (Metals & Mining)†	6,252	1,031,594

		2,093,665

Nigeria - 10.2%
Access Bank plc (Commercial Banks)	50,521,093	2,295,698
Dangote Cement plc (Building Materials)	1,211,000	859,346
Dangote Sugar Refinery plc (Food Products)	4,279,170	119,865
Diamond Bank plc (Commercial Banks)*	33,889,692	537,932
First Bank of Nigeria plc (Commercial Banks)	40,555,387	2,887,978
UAC of Nigeria plc (Industrial Conglomerates)	4,586,598	956,433

		7,657,252

Pakistan - 3.6%
Engro Corp., Ltd. (Chemicals)†	489,692	485,346
MCB Bank Ltd. (Commercial Banks)†	537,961	1,068,225
Pakistan Petroleum Ltd. (Oil, Gas & Consumable Fuels)†	534,639	1,106,954

		2,660,525

Peru - 8.0%
Alicorp SA (Food Products)	943,483	2,435,954
Cementos Lima SAA (Construction Materials)	698,880	726,558
Credicorp Ltd. (Commercial Banks)	21,800	2,527,492

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Peru - 8.0% - (continued)
Ferreycorp SAA (Machinery)	386,533	$314,997

		6,005,001

Philippines - 4.6%
Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	19,960	1,303,388
Universal Robina Corp. (Food Products)†	1,500,000	2,110,273

		3,413,661

Poland - 0.5%
Kernel Holding SA (Food Products)*†	16,680	347,872

Qatar - 7.0%
Commercial Bank of Qatar QSC (Commercial Banks)†	52,630	1,007,197
Industries Qatar QSC (Industrial Conglomerates)†	52,000	1,883,073
Qatar Electricity & Water Co. (Multi-Utilities)†	10,050	373,828
QNB Group (Commercial Banks)†	54,357	1,984,910

		5,249,008

Senegal - 1.1%
Sonatel (Diversified Telecommunication Services)	3,795	804,380

Serbia - 0.1%
Energoprojekt Holding ad Beograd (Industrial Conglomerates)*	23,677	106,425

Slovenia - 1.1%
Gorenje dd (Household Durables)†	30,000	165,933
Krka dd Novo mesto (Pharmaceuticals)†	13,460	693,074

		859,007

Sri Lanka - 1.2%
John Keells Holdings plc (Industrial Conglomerates)†	630,353	878,177

Thailand - 4.9%
Home Product Center pcl (Specialty Retail)†	2,731,835	998,213
PTT Exploration & Production pcl (Oil, Gas & Consumable Fuels)†	150,400	726,377
Siam Commercial Bank pcl (Commercial Banks)†	186,300	953,037
Thai Vegetable Oil pcl (Food Products)†	1,276,600	1,024,205

		3,701,832

Trinidad & Tobago - 1.5%
Neal & Massy Holdings Ltd. (Industrial Conglomerates)	65,422	460,704
Republic Bank Ltd. (Commercial Banks)	37,452	585,493
Trinidad Cement Ltd. (Construction Materials)*	300,480	81,727

		1,127,924

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

	Shares	Value

Ukraine - 0.5%
Astarta Holding NV (Food Products)*†	20,720	$370,948

United Arab Emirates - 4.8%
Arabtec Holding Co. (Construction & Engineering)†	1,231,091	974,306
Depa Ltd. (Commercial Services & Supplies)*	1,748,370	627,665
DP World Ltd. (Transportation Infrastructure)	70,000	710,500
Dragon Oil PLC (Oil, Gas & Consumable Fuels)†	77,000	688,280
Dubai Financial Market (Diversified Financial Services)*†	2,194,510	580,719

		3,581,470

United Kingdom - 2.3%
Ferrexpo plc (Metals & Mining)†	54,630	155,302
Hikma Pharmaceuticals plc (Pharmaceuticals)†	112,090	1,219,554
Kazakhmys plc (Metals & Mining)†	29,520	323,419

		1,698,275

Vietnam - 1.1%
Petrovietnam Fertilizer and Chemical JSC (Chemicals)†	452,000	789,789

Total Common Stocks (Cost $68,323,771)		65,788,998

Participation Notes - 10.7%

Kuwait - 4.1%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/16/15 (Diversified Financial Services)#^†	431,053	550,573
National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Commercial Banks)#^†	709,900	2,493,529

		3,044,102

Saudi Arabia - 6.6%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 11/24/14 (Food Products)#^†	96,809	1,703,725
Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Wireless Telecommunication Services)#^†	47,300	813,505
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial Services & Supplies)#^†	60,615	2,416,357

		4,933,587

Total Participation Notes (Cost $8,155,152)		7,977,689

Cash Equivalent - 1.8%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	1,305,243	1,305,243

Total Cash Equivalent (Cost $1,305,243)		1,305,243

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2012 (unaudited) (continued)

Value

Total Investments — 100.5%
(Cost $ 77,784,166)	$75,071,930

Liabilities Less Other Assets - (0.5)%	(351,400)

Net Assets — 100.0%	$74,720,530

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depository Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.7% of net assets as of July 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2012 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of July 31, 2012 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States

International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States

International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States

Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	October 17, 2005	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

*	International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Schedules of Investments as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At July 31, 2012, Frontier Emerging Markets Portfolio had transfers from Level 2 to Level 1, of $1,127,924 based on Levels assigned to securities on October 31, 2011 due to the daily fair value pricing of certain foreign equity securities as described above. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Portfolios’ investments. Please refer to each Portfolio’s Schedule of Investments to view individual securities classified by industry type and country.

Global Equity ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$171,069,937	$90,174,323	$—	$261,244,260
Cash Equivalents	12,809,076	—	—	12,809,076

Total Investments	$183,879,013	$90,174,323	$—	$274,053,336

International Equity ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$442,862,858	$1,222,015,920	$—	$1,664,878,778
Preferred Stocks	48,007,651	20,746,666	—	68,754,317
Cash Equivalents	64,031,581	—	—	64,031,581

Total Investments	$554,902,090	$1,242,762,586	$—	$1,797,664,676

International Small Companies ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,589,541	$55,231,596	$—	$56,821,137
Preferred Stocks	—	989,291	—	989,291
Warrants	13,819	—	—	13,819
Cash Equivalents	823,112	—	—	823,112

Total Investments	$2,426,472	$56,220,887	$—	$58,647,359

Institutional Emerging Markets ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$131,721,006	$218,430,378	$—	$350,151,384
Preferred Stocks	24,636,703	20,738,250	—	45,374,953
Participation Notes	—	11,932,603	—	11,932,603
Cash Equivalents	12,653,803	—	—	12,653,803

Total Investments	$169,011,512	$251,101,231	$—	$420,112,743

2. Summary of Significant Accounting Policies (continued)

Emerging Markets ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$534,342,702	$833,330,098	$—	$1,367,672,800
Preferred Stocks	63,955,460	82,955,708	—	146,911,168
Participation Notes	—	45,801,175	—	45,801,175
Cash Equivalents	32,840,117	—	—	32,840,117

Total Investments	$631,138,279	$962,086,981	$—	$1,593,225,260

Frontier Emerging Markets
ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$27,761,909	$38,027,089	$—	$65,788,998
Participation Notes	—	7,977,689	—	7,977,689
Cash Equivalents	1,305,243	—	—	1,305,243

Total Investments	$29,067,152	$46,004,778	$—	$75,071,930

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at July 31, 2012, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$41,770,501	$(6,984,802)	$34,785,699	$239,267,637
International Equity	185,239,373	(64,459,052)	120,780,321	1,676,884,355
International Small Companies	4,493,533	(5,918,757)	(1,425,224)	60,072,583
Institutional Emerging Markets	64,632,844	(18,541,894)	46,090,950	374,021,793
Emerging Markets	404,550,522	(43,118,165)	361,432,357	1,231,792,903
Frontier Emerging Markets	4,788,660	(9,547,651)	(4,758,991)	79,830,921

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on July 31, 2012.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2012, the Portfolio’s investment in the Commercial Banking industry amounted to 30.1% of net assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.   Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President (Principal Executive Officer)

Date:	September 28, 2012

By:	/s/ Charles S. Todd
Charles S. Todd, Treasurer (Principal Financial Officer)

Date:	September 28, 2012